INCOME TAXES (Schedule Of Corporate Income Tax Rate By Jurisdiction) (Details)			12 Months Ended
		Jan. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate		25.00%	25.00%	26.50%	26.50%
Australia [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			30.00%
Canada [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	[1]		15.00%
China [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			25.00%
Germany [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			27.00%
Hong Kong [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			16.50%
Japan [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			35.60%
Spain [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate			25.00%
Unites States [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	[1]		35.00%

[1]	Federal.